Summary of Significant Accounting Policies - Revenue and Deferred Revenue (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Feb. 29, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 227,365	$ 164,552
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		$ 111,741
Revenue remaining performance obligation satisfaction period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-09-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 77,630
Revenue remaining performance obligation satisfaction period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		$ 42,461
Revenue remaining performance obligation satisfaction period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 104,703	$ 8,390
Revenue remaining performance obligation satisfaction period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 35,033	$ 1,960
Revenue remaining performance obligation satisfaction period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-03-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 9,999
Revenue remaining performance obligation satisfaction period	1 year